DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,276	$ 12,570
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,019	2,842
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,632	9,543
Interest rate swaps, cross currency interest rate swaps and other | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,091	$ 720
Floating Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,152
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	803
Floating Interest Rate Benchmarked Against CDOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,245
Floating Interest Rate Benchmarked Against EURIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,022
Floating Interest Rate Benchmarked Against SONIA
Disclosure of detailed information about hedging instruments [line items]
Notional amount	414
Floating Interest Rate Benchmarked Against CORRA
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 2,038